Related Party Transactions (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Self-insured retention per occurrence	$ 5.0
Insurance expense	11.7	$ 9.5	$ 7.0
Prepaid insurance	7.5	3.4
Health coverage expense	19.0	25.2	23.7
Income taxes receivable	36.5	18.0
Deferred Compensation Arrangement with Individual, Compensation Expense	0.3	0.2	0.2
Billings from related party	7.4	5.7	4.3
Parent Loan Repayment	6.1
Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	73.8	60.3	58.4
Receivables from Related Party	25.6	2.1
Affiliated Entity
Related Party Transaction [Line Items]
Billings from related party	223.3
Ipalco Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	11.9	10.0	10.4
Indianapolis Power And Light Company
Related Party Transaction [Line Items]
Self-insured retention per occurrence	5.0
Insurance expense	11.7	9.5	7.0
Prepaid insurance	7.5	3.4
Health coverage expense	19.0	25.2	23.7
Income taxes receivable	5.1	6.7
Deferred Compensation Arrangement with Individual, Compensation Expense	0.3	0.2	0.2
Costs incurred by related party	11.9	10.0	10.4
Billings from related party	7.4	5.7	4.3
Indianapolis Power And Light Company | Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	$ 73.6	$ 60.1	$ 58.2